Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets
Schedule of intangible assets

Data library

Balance at December 31, 2025	$1,123

Additions	445
Amortization	(191)

Balance at June 30, 2026	$1,377

Data library

Cost	2,534

Accumulated amortization	(1,411)

Balance at December 31, 2025	$1,123

Cost	2,979

Accumulated amortization	(1,602)

Balance at June 30, 2026	$1,377